Risk Management and Fair Values (Tables)	12 Months Ended
Dec. 31, 2024
Risk Management and Fair Values [Abstract]
Schedule of Capital Requirements

The Company and its subsidiaries are not subject to externally imposed capital requirements.

	December 31, 2024	December 31, 2023
Total borrowing	1,643,993	-
Less: cash and cash equivalents	(1,184,456)	(407,311)
Net debt	459,537	(407,311)
Total equity	20,902,536	15,154,695
Total capital	21,362,073	14,747,384
Gearing ratio	2.20%	(3)%

Schedule of Liquidity Risk	The tables include both interest and principal cash flows.
	Within 1 year	Over 1 year	Total
Short-term bank loans and related interests	1,643,993	-	1,643,993
Trade and other payables	2,612,191	-	2,612,191
Related parties payables	3,783,415	-	3,783,415
Operating lease liabilities	7,477	4,463	11,940
Total	8,047,076	4,463	8,051,539
	Within 1 year	Over 1 year	Total
Trade and other payables	2,235,988	-	2,235,988
Related parties payables	3,330,518	-	3,330,518
Total	5,566,506	-	5,566,506